Significant Events in the Reporting Period (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 ₪ / shares	Feb. 28, 2022 shares
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares	36,200
Fair value of options	$ 80
Cost of revenues from proprietary products	3,342
Cost charges	3,082
Loss of in-process materials	260
Employee benefit liability	$ 420
Top of range [member]
Significant Events in the Reporting Period (Details) [Line Items]
Exercise prices for share option | $ / shares	$ 5.65
Bottom of range [member]
Significant Events in the Reporting Period (Details) [Line Items]
Exercise prices for share option | $ / shares	$ 82
Israeli Share Option Plan [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Fair value of options	$ 2,272
Israeli Share Option Plan [Member] | Top of range [member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares	1,130,100
Exercise prices for share option | (per share)	$ 6.05	₪ 19.36
Israeli Share Option Plan [Member] | Bottom of range [member]
Significant Events in the Reporting Period (Details) [Line Items]
Exercise prices for share option | (per share)	$ 5.8	₪ 18.92
US Share Option Plan [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares	101,200
Fair value of options	$ 226
US Share Option Plan [Member] | Top of range [member]
Significant Events in the Reporting Period (Details) [Line Items]
Exercise prices for share option | $ / shares	$ 5.88
US Share Option Plan [Member] | Bottom of range [member]
Significant Events in the Reporting Period (Details) [Line Items]
Exercise prices for share option | $ / shares	$ 10
Employees [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares			1,345,600
CEO [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares			400,000
Board of Directors [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares			270,000